Personnel benefits (Tables)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Table of Personnel benefits

	2022	2021	2020
Salaries	37,440,628	36,440,043	38,081,186
Other short term personnel benefits	13,820,668	10,535,005	8,168,604
Social security charges	11,746,203	10,807,161	10,395,529
Personnel compensations and rewards	2,851,951	1,453,204	1,284,268
Personnel services	1,512,186	1,143,901	1,275,827
Termination benefits	224,244	252,580	243,408
Fees to Bank Directors and Supervisory Committee	114,791	127,768	176,967
Other long term benefits	381,568	361,501	293,759

TOTAL	68,092,239	61,121,163	59,919,548